Expense Example - Harris Oakmark International Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	997
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,290
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	$ 1,173